Deferred Tax Position - Schedule of Deferred Tax Position (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Position [Abstract]
Income tax and social contribution to offset	[1]	R$ 1,533,487	R$ 1,212,616
Deferred tax assets	[2]	2,075,930	566,237
Total		R$ 3,609,417	R$ 1,778,853

[1]	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For December 31, 2025, the amount of RS 90,450 refers to inflation indexation as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2024 was R$ 76,571.
[2]	The variation in the period is due to the constitution of deferred tax asset (DTA) by PicPay Instituição de Pagamento and the increase of Bank’s DTA related to provision for credit losses.